BASIS OF PREPARATION	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

a) Basis of presentation

These consolidated financial statements as of and for the years ended January 31, 2023 and 2022 ("consolidated financial statements") are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments classified as fair value through profit or loss.

b) Functional and reporting currency

The functional currency of C21 Investments Inc. is Canadian dollars ("C$"), and the functional currency of the Company's subsidiaries is U.S. dollars. C21 has determined that the U.S. dollar ("USD") is the most relevant and appropriate reporting currency as the Company's operations are conducted in U.S. dollars and its financial results are prepared and reviewed internally by management in U.S. dollars. The consolidated financial statements are presented in U.S. dollars unless otherwise noted.

c) Basis of consolidation

The consolidated financial statements incorporate the accounts of the Company and all the entities in which the Company has a controlling voting interest and is deemed to be the primary beneficiary. All consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated statements from the date of acquisition. All intercompany balances and transactions are eliminated upon consolidation.

A summary of the Company's subsidiaries included in these financial statements as at January 31, 2023 is as follows:

Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Swell Companies LTD (2)	Cannabis processor, distributor
Megawood Enterprises Inc. (2)	Cannabis retailer
Phantom Venture Group, LLC (2)	Holding Company
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
63353 Bend, LLC (2)	Cannabis producer
20727-4 Bend, LLC (2)	Cannabis processor
4964 BFH, LLC (2)	Cannabis producer
Workforce Concepts 21, Inc.	Payroll and benefits services

(1) All subsidiaries of the Company were incorporated in the USA, are wholly owned and have USD as their functional currency.

(2) Operations discontinued and results included in discontinued operations.

d) Restatement of the January 31, 2022 consolidated financial statements

The January 31, 2022 balances have been restated for an error in the Company's measurement of income taxes payable. The Company identified amounts of depreciation, amortization and lease payments included in its calculation of income taxes payable for the years ended January 31, 2022 and 2021 that are ineligible for deduction. The Company also identified amounts of inventory impairments that were not included as deductible expenses.

The effects of the restatement in the consolidated balance sheet as at January 31, 2022 are as follows:

	Previously reported	Change	Restated
	$	$	$
Income taxes payable	3,658,162	1,212,008	4,870,170
Deferred tax asset	9,024	(9,024)	-
Deferred tax liability	-	33,558	33,558
Deficit	(68,510,333)	(1,254,590)	(69,764,923)

The effects of the restatement in the consolidated statement of comprehensive income for the year ended January 31, 2022 are as follows:

	Previously reported	Change	Restated
	$	$	$
Income tax expense	(3,973,246)	(961,221)	(4,934,467)

For the year ended January 31, 2022, the consolidated statement of cash flows contains an adjustment of $961,221 within net income after taxes from continuing operations and changes in income taxes payable. Opening deficit as at January 31, 2022 contains an adjustment of $293,370 in respect of income tax expense pertaining to ineligible deductions in the year ended January 31, 2021.

For the year ended January 31, 2022, basic and diluted income per share from continuing operations and basic and diluted income per share decreased from $0.11 and $0.09, respectively, to $0.10 and $0.08, respectively.

2. BASIS OF PREPARATION

Basis of presentation

These consolidated financial statements as at and for the year ended January 31, 2021 ("consolidated financial statements") are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments classified as fair value through profit or loss.

Functional and reporting currency

The functional currency of C21 Investments Inc. is Canadian dollars, and the functional currency of the Company's subsidiaries is U.S. dollars. C21 has determined that the U.S. dollar is the most relevant and appropriate reporting currency as the Company's operations are conducted in U.S. dollars and its financial results are prepared and reviewed internally by management in U.S. dollars. The consolidated financial statements are presented in U.S. dollars unless otherwise noted.

Basis of consolidation

The consolidated financial statements incorporate the accounts of the Company and all the entities in which the Company has a controlling voting interest and is deemed to be the primary beneficiary. All consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated statements (i.e. from the date of acquisition). All intercompany balances and transactions are eliminated upon consolidation.

The following are the Company's subsidiaries that are included in these consolidated financial statements as at and for the year ended January 31, 2021:

Name of Subsidiary	Country of Incorporation	Percentage Ownership	Functional Currency	Principal Activity
320204 US Holdings Corp.	USA	100%	USD	Holding Company
320204 Oregon Holdings Corp.	USA	100%	USD	Holding Company
320204 Nevada Holdings Corp.	USA	100%	USD	Holding Company
320204 Re Holdings, LLC	USA	100%	USD	Holding Company
Eco Firma Farms LLC	USA	100%	USD	Cannabis producer
Silver State Cultivation LLC	USA	100%	USD	Cannabis producer
Silver State Relief LLC	USA	100%	USD	Cannabis retailer
Swell Companies LTD	USA	100%	USD	Cannabis processor, distributor
Megawood Enterprises Inc.	USA	100%	USD	Cannabis retailer
Phantom Venture Group, LLC	USA	100%	USD	Holding Company
Phantom Brands, LLC	USA	100%	USD	Holding Company
Phantom Distribution, LLC	USA	100%	USD	Cannabis distributor
63353 Bend, LLC	USA	100%	USD	Cannabis producer
20727-4 Bend, LLC	USA	100%	USD	Cannabis processor
4964 BFH, LLC	USA	100%	USD	Cannabis producer
Workforce Concepts 21, Inc.	USA	100%	USD	Payroll and benefits services